Related Party Transactions - Summary of unused Commitments To Related Parties (Details) ₩ in Millions, Rp in Millions, RM in Millions, $ in Millions		Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)
Balhae Infrastructure Company
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		₩ 6,154			₩ 6,154
Korea Credit Bureau Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		563			562
Incheon Bridge Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		88			89
Loan commitments in Korean won		20,000			20,000
TeamSparta Inc.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		633			0
Loan commitments in Korean won		1,000			0
3D Interactive Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		8			0
KG Capital Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card	[1]	0			110
Food Factory Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		55			52
KB No.23 Special Purpose Acquisition Company
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card	[1]	0			12
CellinCells Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		21			17
RAND Bio Science Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		24			25
Big Dipper Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		31			27
Gomi corporation Inc.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		45			16
COSES GT Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		29			24
Spark Biopharma Inc.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		33			33
Mantisco Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		17			15
IMBiologics Corp.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		18			18
SuperNGine Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		37			14
IGGYMOB Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		43			35
Pin Therapeutics Inc.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		39			37
Grinergy Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		10			10
S&E Bio Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		37			40
Wemade Connect Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		156			148
TMAP Mobility Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		710			0
Contents First Inc.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		135			0
Bigwave Robotics Crop.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		69			0
KB-TS Technology Venture Private Equity Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		110			110
KB SPROTT Renewable Private Equity Fund No.1
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		0			5,140
KB-Stonebridge Secondary Private Equity Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		864			864
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		13,488			15,288
All Together Korea Fund No.2
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		990,000			990,000
KB-KTB Technology Venture Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		5,600			11,200
KB-SOLIDUS Healthcare Investment Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		46,884			70,200
KB Co-Investment Private Equity Fund No.1
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		13,524			15,732
KB-Badgers Future Mobility ESG Fund No.1
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		37,323			42,863
U-KB Credit No.1 Private Equity
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		8,395			0
KB-NP Green ESG New Technology Venture Capital Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		29,550			40,650
FineKB Private Equity Fund No.1
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		9,125			9,125
FineKB Private Equity Fund No.2
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		500			0
KB-Solidus Global Healthcare Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		2,120			2,120
Commitments on loss absorption priority		4,500			4,500
Paramark KB Fund No.1
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		14,490			17,832
Smart Korea KB Future9-Sejong Venture Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		2,000			0
Shinhan-Eco Venture Fund 2nd
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		675			0
RMGP Bio-Pharma Investment Fund, L.P.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities | $			$ 3,622,333			$ 4,094,487
RMGP Bio-Pharma Investment, L.P.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities | $			10,027			10,731
KB-MDI Centauri Fund L.P.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		0				1,744,518
Hibiscus Fund L.P.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		0					RM 16,666,667
RMG-KB BP Management Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities | $			630,679			699,733
RMG-KB BioAccess Fund L.P.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities | $			24,722,014			$ 27,428,899
Elev8-Capital Fund I
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities				Rp 2,445,497,800	0
Ascent Global Fund III
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities			$ 35,000,000		0
Key management personnel
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Loan commitments in Korean won		₩ 2,666			₩ 2,354

[1]	Excluded from the Group’s related party as of December 31, 2023.